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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT

COMPANIES

Investment Company Act file number             811-08228

Timothy Plan

(Exact name of registrant as specified in charter)

1304 W. Fairbanks Ave. Winter Park, FL     32789

(Address of principal executive offices)         (Zip code)

Arthur Ally

(Name and address of agent for service)

Registrant’s telephone number, including area code:            (407) 644-1986

Date of fiscal year end:            12/31

Date of reporting period:            06/30/2003

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.    REPORT TO STOCKHOLDERS

[GRAPHIC OF THE TIMOTHY PLAN]

Semi-

Annual Report

June 30, 2003

Timothy Plan

Small-cap Variable Series

LETTER FROM THE PRESIDENT

June 30, 2003

ARTHUR D. ALLY

Dear Timothy Plan Shareholder:

Stock market history clearly demonstrates that stock prices tend to move in both directions — up and down — over time. In the 1990’s, investors became erroneously convinced that “things were different now” and the consensus seemed to be that, henceforth, prices were only going to go up. Well, the latter part of 1999 through the first quarter of 2003 exposed the fallacy of that theory and replaced it with the reverse “things are different now” and, henceforth, prices are only gong to go down. For a while there, it appeared that they might have a valid point.

I am pleased to report, however, that overall market performance in the second quarter of 2003 demonstrated the error of that theory. While there can be no guarantee of investment success in the capital markets, our experience has shown that patient investors, the ones that stay the course as opposed to trying to out-guess the market, generally have fared very well over complete market cycles.

I would also like to remind you that it is not so much a stock market as it is a market of stocks. That is why we put so much time and effort into selecting and retaining firms that we believe to be top-tier sub-advisors to manage our various funds. Each of our sub-advisors has demonstrated, through their long-term performance histories, that they know what they are doing. Of course, performance, both actual and relative, will fluctuate but we have the utmost confidence in each and every one of our money managers.

Although earning competitive returns is a valid objective of every shareholder of every mutual fund, Timothy Plan shareholders have another (hopefully) more compelling concern and objective — investing the resources our Lord has entrusted into their care in a morally responsible manner. The question has always been, “Can you do both?” While there is no precise answer to that question, each of our sub-advisors will unequivocally state that there is little or no penalty for applying our moral screens to their investment selection process.

In closing, I believe you will be pleased with the increased market value reflected on your June 30, 2003 quarterly statement. As indicated above, no one can guarantee investment performance but it is our belief that we are now in the early stages of a very nice market recovery. Thanks for your faithfulness.

Sincerely,

/s/    ARTHUR D. ALLY

Arthur D. Ally,

President

SCHEDULE OF INVESTMENTS

As of June 30, 2003 (Unaudited)

Timothy Plan Small-Cap Variable Series

COMMON STOCKS – 91.68%

number of shares		market value
	APPLICATION SOFTWARE – 2.37%
3,000	Barra, Inc.*	$107,100

	BALL & ROLLER BEARINGS – 2.62%
5,700	Kaydon Corp.	$118,560

	BUSINESS SERVICES – 3.61%
9,100	NCO Group, Inc. *	$162,981

	CANNED, FROZEN & PRESERVED FRUIT, VEGETABLES & FOOD SPECIALTIES – 2.99%
4,500	Corn Products International, Inc.	$135,135

	ELECTRIC & OTHER SERVICES COMBINED – 3.52%
6,000	ALLETE, Inc.	$159,300

	HEALTH CARE SERVICES – 2.40%
6,000	Covance, Inc.*	$108,600

	HEALTH CARE SUPPLIES – 0.38%
1,000	Sola International, Inc.*	$17,400

	MISCELLANEOUS ELECTRICAL MACHINERY, EQUIPMENT, & SUPPLIES – 3.09%
10,800	Rayovac Corp. *	$139,860

	MISCELLANEOUS PLASTIC PRODUCTS – 4.22%
9,000	Spartech Corp.	$190,890

	PHARMACEUTICAL PREPARATIONS – 2.15%
3,500	K-V Pharmaceutical Co. – Class A *	$97,300

	PHOTOGRAPHIC EQUIPMENT & SUPPLIES – 3.92%
25,000	Concord Camera Corp. *	$177,250

	PUBLISHING – 3.98%
6,000	Interactive Data Corp.*	101,400
3,000	John Wiley & Sons, Inc.	78,600

		180,000

	RADIO & TV BROADCASTING & COMMUNICATIONS EQUIPMENT – 2.48%
11,800	CommScope, Inc. *	$112,100

	RETAIL – EATING PLACES – 3.83%
7,000	Ruby Tuesday, Inc.	$173,110

	RETAIL – FAMILY CLOTHING STORES – 4.11%
7,900	Stage Stores, Inc.	$185,650

	SCIENTIFIC/TECHNICAL INSTRUMENTS – 2.97%
6,000	Cognex Corp. *	$134,100

	SEMICONDUCTOR EQUIPMENT/MATERIALS – 3.18%
23,500	Axcelis Technologies, Inc. *	$143,820

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS

As of June 30, 2003 (Unaudited)

Timothy Plan Small-Cap Variable Series

COMMON STOCKS – 91.68% – continued

number of shares		market value
	SERVICES – BUSINESS SERVICES – 12.14%
8,120	SOURCECORP, Inc. *	$175,392
8,250	StarTek, Inc. *	216,975
7,000	Viad Corp.	156,730

		549,097

	SERVICES – COMPUTER PROGRAMMING SERVICES – 0.73%
12,000	Hall, Kinion & Associates, Inc. *	$32,880

	SERVICES – COMPUTER INTEGRATED SYSTEMS DESIGN – 3.66%
9,300	Henry Jack & Associates, Inc.	$165,447

	SERVICES – DATA PROCESSING – 2.89%
5,000	Ceridian Corp.*	84,850
2,500	The BISYS Group, Inc.*	45,925

		130,775

	SERVICES – DIVERSIFIED COMMERCIAL – 2.42%
7,500	The Brink’s Co.	$109,275

	SERVICES – MISCELLANEOUS HEALTH & ALLIED SERVICES – 2.71%
19,000	Hooper Holmes, Inc.	$122,360

	SPECIALTY STORES – 7.07%
3,400	Group 1 Automotive, Inc.*	110,194
4,000	Sonic Automotive, Inc.	87,640

5,600	United Auto Group, Inc.*	121,968

		319,802

	STATE COMMERCIAL BANKS – 0.96%
1,800	Capital Crossing Bank *	$43,488

	TELEPHONE & TELEGRAPH APPARATUS – 4.31%
9,000	Plantronics, Inc. *	$195,030

	THIFTS & MORTGAGE FINANCE – 2.97%
9,000	The PMI Group, Inc.	134,200

	Total Common Stocks (cost $4,154,493)	$4,145,510

SHORT TERM INVESTMENTS – 9.11%

number of shares/principal amount		market value
201,682	Federated Cash Trust Series II Treasury Fund	201,682
21.0,233	First American Treasury Obligation Fund, Class S	210,233

	Total Short Term Investments (cost $411,915)	411,915

	Total Investments – 100.79% (identified cost $4,566,408)	$4,557,425

	LIABILITIES IN EXCESS OF OTHER ASSETS – (0.79)%	(35,907)

	Net Assets – 100.00%	$4,521,518

* Non-income producing securities.

The accompanying notes are an integral part of these financial statements.

STATEMENT OF ASSETS AND LIABILITIES

As of June 30, 2003 (Unaudited)

Timothy Plan Small-Cap Variable Series

ASSETS

amount
Investments in Securities at Value (identified cost $4,566,408) [NOTE 1]	$4,557,425
Cash	—
Receivables:
Interest	156
Dividends	2,080
Fund Shares Sold	764
Due from Advisor	1,509
Prepaid Expenses	1,636

Total Assets	4,563,570

LIABILITIES

amount
Payable for Investment Purchased	27,050
Payable for Fund Shares Redeemed	12,804
Accrued Expenses	2,198

Total Liabilities	42,052

NET ASSETS

amount
Net Assets	$4,521,518

SOURCES OF NET ASSETS

amount
At June 30, 2003, Net Assets Consisted of:
Paid-in Capital	$5,010,834
Accumulated Undistributed Net Investment Loss	$(12,695)
Accumulated Net Realized Loss	(467,638)
Net Unrealized Depreciation in Value of Investments	(8,983)

Net Assets	$4,521,518

Shares of Capital Stock Outstanding (No Par Value, Unlimited Shares Authorized)	386,817

Net Asset Value, Offering and Redemption Price Per Share ($4,521,518 / 386,817 Shares)	$11.69

The accompanying notes are an integral part of these financial statements.

STATEMENT OF OPERATIONS

For the six months ended June 30, 2003 (Unaudited)

Timothy Plan Small-Cap Variable Series

INVESTMENT INCOME

amount
Interest	$3,883
Dividends	9,882

Total Investment Income	13,765

EXPENSES

amount
Investment Advisory Fees [Note 3]	22,049
Fund Accounting, Transfer Agency, & Administration Fees	14,134
Custodian Fees	1,235
Pricing Fees	1,367
Report Printing Fees	684
Auditing Fees	904
Insurance Expense	331
Participation Fees	4,410
Legal Expense	728
Miscellaneous Expense	485

Total Expenses	46,327
Expenses Waived by Advisor [Note 3]	(19,867)

Total Net Expenses	26,460

Net Investment (Loss)	(12,695)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

amount
Net Realized Loss on Investments	(452,780)
Change in Unrealized Appreciation (Depreciation) of Investments	863,970

Net Realized and Unrealized (Loss) on Investments	411,190

Increase in Net Assets Resulting from Operations	$398,495

The accompanying notes are an integral part of these financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2003 (Unaudited)

Timothy Plan Small-Cap Variable Series

INCREASE (DECREASE) IN NET ASSETS

	six months ended 6/30/03	year ended
	(unaudited)	12/31/02
Operations:
Net Investment (Loss)	$(12,695)	$(5,887)
Net Realized Gain (Loss) on Investments	(452,780)	63,638
Net Change in Unrealized Appreciation (Depreciation) of Investments	863,970	(1,186,240)

Increase (Decrease) in Net Assets (resulting from operations)	398,495	(1,128,489)

Distributions to Shareholders:
Return of Capital	—	(35,110)
Net Realized Gains	—	(2,099)

Total Distributions to Shareholders	—	(37,209)

Capital Share Transactions:
Proceeds from Shares Sold	189,831	2,288,278
Dividends Reinvested	—	37,209
Cost of Shares Redeemed	(905,719)	(1,435,018)

Increase (Decrease) in Net Assets (resulting from capital share transactions)	(715,888)	890,469

Total Increase (Decrease) in Net Assets	(317,393)	(275,229)

Net Assets:
Beginning of Period	4,838,911	5,114,140

End of Period	$4,521,518	$4,838,911

Shares of Capital Stock of the Fund Sold and Redeemed:
Shares Sold	17,659	178,384
Shares Reinvested	—	3,482
Shares Redeemed	(83,225)	(121,453)

Net Increase in Number of Shares Outstanding	(65,566)	60,413

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

Timothy Plan Small-Cap Variable Series

	six months ended 6/30/03 (unaudited)		year ended 12/31/02	year ended 12/31/01	year ended 12/31/00	year ended 12/31/99	period ended 12/31/98 (A)
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$10.70		$13.05	$12.29	$12.37	$10.38	$10.00

Income from Investment Operations:
Net Investment Income (Loss)	(0.03)		(0.01)	(0.02)	0.07	(0.06)	0.08
Net Realized and Unrealized Gain (Loss) on Investments	1.02		(2.26)	1.42	0.94	2.07	0.30

Total from Investment Operations	0.99		(2.27)	1.40	1.01	2.01	0.38

Less Distributions:
Dividends from Net Investment Income	—		—	—	(0.08)	(0.02)	—
Dividends from Realized Gains	—		—	(0.64)	(1.01)	—	—
Return of Capital	—		(0.08)	—	—	—	—

Total Distributions	—		(0.08)	(0.64)	(1.09)	(0.02)	—

Net Asset Value at End of Period	$11.69		$10.70	$13.05	$12.29	$12.37	$10.38

Total Return (B)	9.25%		(17.38)%	11.48%	8.16%	19.38%	3.80%

Ratios/Supplimental Data:
Net Assets, End of Period (in 000s)	$4,522		$4,839	$5,114	$3,326	$1,137	$301
Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver of Expenses by Advisor	2.12	%(C)	1.82%	2.00%	1.83%	2.60%	2.88	%(C)
After Reimbursement and Waiver of Expenses by Advisor	1.20	%(C)	1.20%	1.20%	1.20%	1.18%	1.20	%(C)

Ratio of Net Investment Income (Loss) to Average Net Assets:
Before Reimbursement and Waiver of Expenses by Advisor	(1.49	)%(C)	(0.73)%	(0.94)%	0.11%	(1.47)%	0.98	%(C)
After Reimbursement and Waiver of Expenses by Advisor	(0.57	)%(C)	(0.11)%	(0.14)%	0.74%	(0.05)%	2.66	%(C)
Portfolio Turnover	25.66%		69.14%	67.40%	85.82%	65.60%	3.00%

(A)	For the Period May 22, 1998 (Commencement of Operations) to December 31,1998.
(B)	For Periods of Less Than One Full Year, Total Returns Are Not Annualized.
(C)	Annualized.

The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS

June 30, 2003 (Unaudited)

SMALL CAP VARIABLE SERIES

Note 1 – Significant Accounting Policies

The Timothy Plan Small-Cap Variable Series (the “Fund”) was organized as a diversified series of The Timothy Plan (the “Trust”). The Trust is an open-ended investment company established under the laws of Delaware by an Agreement and Declaration of Trust dated December 14, 1993 (the “Trust Agreement”). The Fund’s primary objective is long-term capital growth, with a secondary objective of current income. The Fund seeks to achieve its investment objective by investing primarily in common stocks and American Depositary Receipts (ADRs) while abiding by ethical standards established for investments by the Fund. The Fund is one of one series of funds currently authorized by the Board of Trustees. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

A.	Security Valuation.

Investments in securities traded on a national securities exchange are valued at the last reported sales price on the last business day of the period. Unlisted securities, or listed securities in which there were no sales, are valued at the mean of the closing bid and ask prices. Short-term obligations with remaining maturities of 60 days or less are valued at cost plus accrued interest, which approximates market value.

B.	Investment Income and Securities Transactions.

Security transactions are accounted for on the date the securities are purchased or sold (trade date). Cost is determined and gains and losses are based on the identified cost basis for both financial statement and federal income tax purposes. Dividend income and distributions to shareholders are reported on the ex-dividend date. Interest income and expenses are accrued daily.

C.	Net Asset Value Per Share.

Net asset per share of the capital stock of the Fund is determined daily as of the close of trading on the New York Stock Exchange by dividing the value of its net assets by the number of Fund shares outstanding.

D.	Federal Income Taxes.

It is the policy of the Fund to comply with all requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

E.	Use of Estimates.

In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Note 2 – Purchases and Sales of Securities

Purchases and sales of securities, other than short-term investments, aggregated $1,118,607 and $930,028 respectively, for the six month period ended June 30, 2003.

Note 3 – Investment Management Fee and Other Transactions with Affiliates

Timothy Partners, LTD., (“TPL”) is the investment Advisor for the Fund pursuant to an Amended and Restated Investment Advisory Agreement (the “Agreement”) effective June 11, 2001. Under the terms of the Agreement, TPL receives a fee, accrued daily and paid monthly, at an annual rate of 1.00% of the average daily net assets of the Fund.

NOTES TO FINANCIAL STATEMENTS

June 30, 2003 (Unaudited)

SMALL CAP VARIABLE SERIES

Note 3 – Investment Management Fee and Other Transactions with Affiliates – continued

The Advisor has voluntarily agreed to reduce fees payable to it by the Fund and reimburse other expenses to the extent necessary to limit the Fund’s aggregate annual operating expenses, excluding brokerage commissions and other portfolio transaction expenses, interest, taxes, capital expenditures and extraordinary expenses, to 1.20% of average daily net assets through June 30, 2003. As a result, the Advisor has waived a portion of their fee and reimbursed the Fund for expenses in excess of the limit in the amount of $19,867 for the six month period ended June 30, 2003. There is no guarantee that the Advisor will waive fees and/or reimburse expenses in the future.

Note 4 – Unrealized Appreciation (Depreciation)

At June 30, 2003, the cost for federal income tax purposes is $4,566,408. At June 30, 2003 the composition of gross unrealized appreciation (depreciation) of investment securities for tax purposes is as follows:

	Appreciation	Depreciation	Net Depreciation
The Timothy Plan Small-Cap Variable Series	$529,287	$(538,270)	$(8,983)

Note 5 – Distributions to Shareholders

The tax character of distributions paid during 2002 and 2001 were as follows:

Small-Cap Varible Fund
2003
Ordinary Income	$—
Long-term Capital Gains	—
Return of Capital	—

$—

2002
Ordinary Income	$2,099
Long-term Capital Gains	—
Return of Capital	35,110

$37,209

As of December 31, 2002, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	$—
Undistributed Long-term Captial Gains	—
Unrealized (Depreciation)	(887,811)

$(887,811)

The difference between book basis and tax basis unrealized depreciation is attributable to the tax deferral of losses on post-October losses.

[GRAPHIC OF THE TIMOTHY PLAN]

1304 West Fairbanks Avenue

Winter Park, FL 32789

(800) TIM-PLAN

(800) 846-7526

Visit the Timothy Plan web site on the internet at:

www.timothyplan.com

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus which includes details regarding the Fund’s objectives, policies, expenses and other information. Distributed by Timothy Partners, Ltd.

ITEM 2.    CODE OF ETHICS.

Not applicable at this time.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.    [RESERVED]

ITEM 7.    DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.    [RESERVED]

ITEM 9.    CONTROLS AND PROCEDURES.

Not applicable.

ITEM 10.    EXHIBITS

(a)	Not applicable at this time.

(b)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.CERT. Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-906CERT.

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)             Timothy Plan

By (Signature and Title)*         PRESIDENT AND TREASURER

Date             08/25/2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         Arthur Ally         PRESIDENT

Date             08/25/2003

By (Signature and Title)*         Wesley Pennington         TREASURER

Date             08/25/2003

* Print the name and title of each signing officer under his or her signature.